July 5, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Brinker Capital Destinations Trust (File Nos. 333-214364 and 811-23207) Filing Pursuant to Rule 497(j)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by Brinker Capital Destinations Trust (the “Trust”) to certify that the form of the Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act on behalf of the Trust upon the effectiveness of Post-Effective Amendment No. 17 of the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 28, 2024.

Please contact the undersigned at 215.963.4969 with your questions or comments.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

Morgan, Lewis & Bockius LLP

2222 Market Street Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001